PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

Supplement dated December 11, 2018
to Prospectuses dated April 30, 2018

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information.

This Supplement contains information about changes for the AST Global Real Estate Portfolio of the Advanced Series Trust available through your Annuity. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.

AST Global Real Estate Portfolio – Subadviser and Investment Strategy Change:

The Board of Trustees of Advanced Series Trust (the Board) has approved replacing PGIM Real Estate, a division of PGIM, Inc. as the subadviser to the AST Global Real Estate Portfolio with Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, and Cohen & Steers UK Limited. The Board also approved revising the investment strategy of the Portfolio. These changes are expected to become effective on or about January 28, 2019.

Effective January 28, 2019, in the “Investment Options” section of the Prospectus, the “Portfolio Adviser(s)/Subadviser(s)” information pertaining to the AST Global Real Estate Portfolio is revised as follows:

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST Global Real Estate Portfolio	Seeks capital appreciation and income.	Cohen & Steers Asia Limited Cohen & Steers Capital Management, Inc. Cohen & Steers UK Limited

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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